Information by segments (Tables)	12 Months Ended
Dec. 31, 2022
Information by segments
Schedule of operating segments

	For the year ended on December 31, 2022
				Electric
				power
				transmission
	Exploration		Transport	and toll
	and	Refining and	and	roads
	Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Third–party sales	60,719,903	82,728,875	2,807,031	13,355,269	—	159,611,078
Inter–segment sales	30,300,562	6,450,072	11,148,961	2,237	(47,901,832)	—
Revenue from contracts with customers	91,020,465	89,178,947	13,955,992	13,357,506	(47,901,832)	159,611,078
Variable cost	(34,649,988)	(76,341,169)	(720,247)	—	43,531,185	(68,180,219)
Fixed cost	(12,099,432)	(3,990,829)	(3,172,963)	(5,854,832)	3,840,127	(21,277,929)
Cost of sales	(46,749,420)	(80,331,998)	(3,893,210)	(5,854,832)	47,371,312	(89,458,148)
Gross profit	44,271,045	8,846,949	10,062,782	7,502,674	(530,520)	70,152,930
Administrative expenses	(2,489,557)	(823,349)	(499,801)	(965,314)	442,326	(4,335,695)
Operation and project expenses	(3,221,678)	(1,387,064)	(327,952)	—	193,066	(4,743,628)
Impairment of non–current assets	(890,248)	1,096,021	(406,229)	(87,543)	—	(287,999)
Other operating income and expenses net	(310,628)	(37,959)	(96,239)	(104,664)	(6,365)	(555,855)
Operating income	37,358,934	7,694,598	8,732,561	6,345,153	98,507	60,229,753
Financial result net
Financial income	1,011,182	89,173	157,264	577,743	(518,217)	1,317,145
Financial expenses	(2,894,636)	(1,381,682)	(287,889)	(3,883,596)	420,551	(8,027,252)
Foreign exchange gain (loss) net	(44,302)	(289,105)	10,080	198,677	—	(124,650)
	(1,927,756)	(1,581,614)	(120,545)	(3,107,176)	(97,666)	(6,834,757)
Share of profits of associates and joint ventures	30,197	222,460	—	515,746	19	768,422
Income before tax	35,461,375	6,335,444	8,612,016	3,753,723	860	54,163,418
Income tax	(13,829,885)	(1,464,380)	(2,962,021)	(707,652)	—	(18,963,938)
Net profit (loss) for the period	21,631,490	4,871,064	5,649,995	3,046,071	860	35,199,480
Profit (loss) attributable to:
Group owners of parent	21,761,164	4,686,009	4,483,060	673,688	860	31,604,781
Non–controlling interest	(129,674)	185,055	1,166,935	2,372,383	—	3,594,699
	21,631,490	4,871,064	5,649,995	3,046,071	860	35,199,480
Supplementary information
Depreciation depletion and amortization	7,304,525	1,960,399	1,448,626	1,415,441	—	12,128,991

	For the year ended on December 31, 2021
				Electric
				power
				transmission
				and toll
	Exploration	Refining and	Transport and	roads
	and Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Third–party sales	38,552,572	46,658,196	2,557,238	4,113,198	—	91,881,204
Inter–segment sales	24,696,380	4,318,189	9,601,228	—	(38,615,797)	—
Revenue from contracts with customers	63,248,952	50,976,385	12,158,466	4,113,198	(38,615,797)	91,881,204
Variable cost	(30,473,145)	(44,860,928)	(531,361)	—	34,859,524	(41,005,910)
Fixed cost	(9,861,987)	(3,674,460)	(2,728,948)	(1,817,491)	3,507,020	(14,575,866)
Cost of sales	(40,335,132)	(48,535,388)	(3,260,309)	(1,817,491)	38,366,544	(55,581,776)
Gross profit	22,913,820	2,440,997	8,898,157	2,295,707	(249,253)	36,299,428

Administrative expenses	(1,987,817)	(784,214)	(457,217)	(322,939)	210,118	(3,342,069)
Operation and project expenses	(1,882,686)	(944,616)	(404,264)	(460)	78,469	(3,153,557)
Impairment of non–current assets	438,020	(305,466)	(165,901)	(4)	—	(33,351)
Other operating income and expenses net	(617,893)	10,749	591,829	(51,267)	(6,162)	(72,744)
Operating income (expenses)	18,863,444	417,450	8,462,604	1,921,037	33,172	29,697,707
Financial result net
Financial income	517,629	24,313	76,453	89,267	(304,070)	403,592
Financial expenses	(2,410,906)	(1,151,255)	(250,816)	(886,420)	267,749	(4,431,648)
Foreign exchange gain (loss) net	(219,747)	(132,734)	381,964	300,519	—	330,002
	(2,113,024)	(1,259,676)	207,601	(496,634)	(36,321)	(3,698,054)
Share of profits of associates and joint ventures	9,610	200,998	858	214,698	—	426,164
Income before tax	16,760,030	(641,228)	8,671,063	1,639,101	(3,149)	26,425,817
Income tax	(5,019,540)	(383,562)	(2,925,390)	(466,771)	—	(8,795,263)
Net profit (loss) for the period	11,740,490	(1,024,790)	5,745,673	1,172,330	(3,149)	17,630,554
Profit (loss) attributable to:
Group owners of parent	11,829,119	(1,198,619)	4,635,354	386,438	(3,149)	15,649,143
Non–controlling interest	(88,629)	173,829	1,110,319	785,892	—	1,981,411
	11,740,490	(1,024,790)	5,745,673	1,172,330	(3,149)	17,630,554
Supplementary information
Depreciation depletion and amortization	6,844,910	1,640,940	1,211,642	462,430	—	10,159,922

	For the year ended on December 31, 2020
	Exploration and	Refining and	Transport
	Production	Petrochemicals	and Logistics	Eliminations	Total
Third–party sales	22,854,925	24,804,887	2,563,581	—	50,223,393
Inter–segment sales	13,985,072	1,299,464	9,630,859	(24,915,395)	—
Revenue from contracts with customers	36,839,997	26,104,351	12,194,440	(24,915,395)	50,223,393
Fixed costs	(9,479,317)	(3,427,211)	(2,813,856)	4,062,843	(11,657,541)
Variable costs	(23,429,102)	(22,398,344)	(567,501)	20,485,016	(25,909,931)
Cost of sales	(32,908,419)	(25,825,555)	(3,381,357)	24,547,859	(37,567,472)
Gross profit	3,931,578	278,796	8,813,083	(367,536)	12,655,921

Administrative expenses	(2,163,198)	(936,175)	(533,594)	259,817	(3,373,150)
Operation and project expenses	(1,511,510)	(781,309)	(403,657)	110,460	(2,586,016)
Impairment of non–current assets	(192,693)	(781,528)	341,065	—	(633,156)
Other operating income and expenses net	1,085,114	34,705	1,827	(3,480)	1,118,166
Operating income (expenses)	1,149,291	(2,185,511)	8,218,724	(739)	7,181,765
Financial result net
Financial income	1,177,712	67,832	125,677	(269,791)	1,101,430
Financial expenses	(2,896,060)	(914,534)	(389,394)	270,197	(3,929,791)
Foreign exchange gain (loss) net	360,409	(447,880)	434,245	—	346,774
	(1,357,939)	(1,294,582)	170,528	406	(2,481,587)
Share of profits of associates and joint ventures	(53,037)	131,462	(2,089)	—	76,336
Income before tax	(261,685)	(3,348,631)	8,387,163	(333)	4,776,514
Income tax	43,569	614,269	(2,696,499)	—	(2,038,661)
Net profit (loss) for the period	(218,116)	(2,734,362)	5,690,664	(333)	2,737,853
Profit (loss) attributable to:
Group owners of parent	(139,279)	(2,848,511)	4,574,800	(333)	1,586,677
Non–controlling interest	(78,837)	114,149	1,115,864	—	1,151,176
	(218,116)	(2,734,362)	5,690,664	(333)	2,737,853
Supplementary information
Depreciation depletion and amortization	6,445,812	1,599,780	1,278,946	—	9,324,538

Schedule of products and services

	For the year ended on December 31, 2022
				Electric power
				transmission
				and toll
	Exploration and	Refining and	Transport and	roads
	Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Local sales
Mid–distillates	—	39,217,618	—	—	(35,108)	39,182,510
Gasoline and turbo fuels	—	32,022,556	—	—	(4,402,357)	27,620,199
Natural gas	5,250,577	—	—	—	(1,087,701)	4,162,876
Services	450,322	746,500	13,955,992	296,216	(11,847,349)	3,601,681
Electric power transmission services	—	—	—	2,595,505	—	2,595,505
Plastic and rubber	—	1,568,816	—	—	—	1,568,816
LPG and propane	739,323	385,178	—	—	(30,169)	1,094,332
Asphalts	47,224	849,976	—	—	—	897,200
Fuel gas service	—	869,101	—	—	(8,999)	860,102
Crude oil	28,725,485	491,440	—	—	(28,841,135)	375,790
Roads and Construction services	—	—	—	355,737	—	355,737
Aromatics	—	343,792	—	—	—	343,792
Polyethylene	—	302,630	—	—	—	302,630
Fuel oil	2,663	6,550	—	—	—	9,213
Other income gas contracts	1,940	—	—	—	—	1,940
Other products	20,204	2,164,882	—	—	(1,505,903)	679,183
	35,237,738	78,969,039	13,955,992	3,247,458	(47,758,721)	83,651,506
Foreign sales
Crude oil	56,701,497	92,147	—	—	(141,891)	56,651,753
Electric power transmission services	—	—	—	5,114,783	—	5,114,783
Roads and Construction Services	—	—	—	4,676,822	—	4,676,822
Fuel oil	—	4,348,312	—	—	—	4,348,312
Diesel	—	2,324,861	—	—	—	2,324,861
Plastic and rubber	—	2,036,201	—	—	—	2,036,201
LPG and propane	339,837	—	—	—	—	339,837
Natural gas	254,054	—	—	—	—	254,054
Gasoline and turbo fuels	—	157,685	—	—	—	157,685
Other products	35,113	1,281,174	—	318,443	(1,220)	1,633,510
Cash flow hedging	(1,547,774)	(30,472)	—	—	—	(1,578,246)
	55,782,727	10,209,908	—	10,110,048	(143,111)	75,959,572
	91,020,465	89,178,947	13,955,992	13,357,506	(47,901,832)	159,611,078

	For the year ended on December 31, 2021
				Electric power
				transmission
				and toll
	Exploration and	Refining and	Transport and	roads
	Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Local sales
Mid–distillates	—	17,166,812	—	—	(26,485)	17,140,327
Gasoline and turbo fuels	—	17,931,469	—	—	(2,456,099)	15,475,370
Natural gas	4,077,691	—	—	—	(877,622)	3,200,069
Services	132,060	659,088	12,158,466	120,795	(10,004,421)	3,065,988
Plastic and rubber	—	1,642,035	—	—	—	1,642,035
LPG and propane	618,218	332,542	—	—	(24,529)	926,231
Fuel gas service	—	742,212	—	—	(7,546)	734,666
Electric power transmission services	—	—	—	728,467	—	728,467
Asphalts	25,178	585,873	—	—	—	611,051
Polyethylene	—	320,466	—	—	—	320,466
Aromatics	—	247,387	—	—	—	247,387
Crude oil	23,619,491	—	—	—	(23,426,015)	193,476
Roads and Construction Services	—	—	—	107,179	—	107,179
Fuel oil	10,838	12,961	—	—	—	23,799
Other income gas contracts	2,879	—	—	—	—	2,879
Other products	35,213	2,160,653	—	—	(1,793,038)	402,828
Cash flow hedges	—	(8)	—	—	—	(8)
	28,521,568	41,801,490	12,158,466	956,441	(38,615,755)	44,822,210
Foreign sales
Crude oil	34,868,421	—	—	—	—	34,868,421
Diesel	—	3,867,937	—	—	—	3,867,937
Fuel oil	—	2,288,977	—	—	—	2,288,977
Plastic and rubber	—	2,092,379	—	—	—	2,092,379
Electric power transmission services	—	—	—	1,827,622	—	1,827,622
Roads and Construction Services	—	—	—	1,241,144	—	1,241,144
LPG and propane	116,960	—	—	—	—	116,960
Natural gas	71,529	—	—	—	—	71,529
Other products	20,365	925,595	—	87,991	(42)	1,033,909
Cash flow hedges	(349,891)	7	—	—	—	(349,884)
	34,727,384	9,174,895	—	3,156,757	(42)	47,058,994
	63,248,952	50,976,385	12,158,466	4,113,198	(38,615,797)	91,881,204

	For the year ended on December 31, 2020
	Exploration and	Refining and	Transport
	Production	Petrochemicals	and Logistics	Eliminations	Total
Local sales
Mid–distillates	—	8,871,938	—	(11,350)	8,860,588
Gasoline and turbo fuels	6,739	7,880,124	—	(1,118,817)	6,768,046
Services	116,485	268,081	12,194,384	(9,719,391)	2,859,559
Natural gas	3,683,018	—	—	(837,863)	2,845,155
Plastic and rubber	—	865,204	—	—	865,204
Fuel gas service	—	678,396	—	(6,826)	671,570
Asphalts	27,043	499,057	—	—	526,100
LPG and propane	249,533	133,525	—	(7,283)	375,775
Crude oil	13,250,275	—	—	(13,019,755)	230,520
Aromatics	—	155,740	—	—	155,740
Polyethylene	—	138,035	—	—	138,035
Fuel oil	7,758	29,243	—	—	37,001
Other income gas contracts	32,190	—	—	—	32,190
Other products	19,556	417,889	—	(115,213)	322,232
	17,392,597	19,937,232	12,194,384	(24,836,498)	24,687,715
Foreign sales
Crude oil	20,165,489	29	—	(79,345)	20,086,173
Diesel	—	3,164,068	—	—	3,164,068
Fuel oil	—	1,044,811	—	—	1,044,811
Plastic and rubber	—	1,302,131	—	—	1,302,131
LPG and propane	18,943	—	—	—	18,943
Natural gas	17,231	—	—	—	17,231
Gasolines and turbo fuels	—	179,257	—	—	179,257
Other products	26,702	553,206	56	447	580,411
Cash flow hedges	(780,965)	(76,382)	—	—	(857,347)
	19,447,400	6,167,120	56	(78,898)	25,535,678
	36,839,997	26,104,352	12,194,440	(24,915,396)	50,223,393

Schedule of detailed information about investment property segment wise

				Electric
				power
				transmission
	Exploration	Refining and	Transport and	and toll roads
2022	and Production	Petrochemicals	Logistics	concessions	Total
Property, plant, and equipment (Note 14)	4,461,244	928,843	2,424,428	953,201	8,767,716
Natural and environmental resources (Note 15)	11,962,544	—	—	—	11,962,544
Intangibles (Note 17)	145,532	32,832	89,463	879,683	1,147,510
	16,569,320	961,675	2,513,891	1,832,884	21,877,770

				Electric
				power
				transmission
	Exploration	Refining and	Transport and	and toll roads
2021	and Production	Petrochemicals	Logistics	concessions	Total
Property, plant, and equipment (Note 14)	2,633,119	1,845,618	1,344,654	294,197	6,117,588
Natural and environmental resources (Note 15)	6,733,028	—	—	—	6,733,028
Intangibles (Note 17)	106,490	22,685	47,236	267,935	444,346
	9,472,637	1,868,303	1,391,890	562,132	13,294,962

	Exploration	Refining and	Transport and
2020	and Production	Petrochemicals	Logistics	Total
Property, plant, and equipment (Note 14)	2,866,600	1,329,181	836,536	5,032,317
Natural and environmental resources (Note 15)	5,994,462	—	—	5,994,462
Intangibles (Note 17)	41,002	8,771	40,309	90,082
	8,902,064	1,337,952	876,845	11,116,861